ASSET RETIREMENT OBLIGATION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
ASSET RETIREMENT OBLIGATION
Asset Retirement Obligation, Beginning Balance	$ 124,159	$ 118,247
Change in asset retirement obligation estimate	13,021	0
Accretion of asset retirement obligation	6,860	5,912
Asset Retirement Obligation, Ending Balance	$ 144,040	$ 124,159